Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other Liabilities, Provisions, Contingencies and Commitments

Note 25. Other Liabilities, Provisions, Contingencies and Commitments

25.1 Other current financial liabilities

	December 31, 2018		December 31, 2017
Sundry creditors	Ps.	8,489	Ps.	9,116
Derivative financial instruments (see Note 20)		384		3,947
Others		20		16

Total	Ps.	8,893	Ps.	13,079

The carrying value of current accounts payables approximates its fair value as of December 31, 2018 and 2017.

25.2 Provisions and other non-current liabilities

	December 31, 2018		December 31, 2017
Contingencies	Ps.	9,928	Ps.	12,855
Payable taxes		873		458
Others		767		1,233

Total	Ps.	11,568	Ps.	14,546

25.3 Other financial liabilities

	December 31, 2018		December 31, 2017
Derivative financial instruments (see Note 20)	Ps.	1,262	Ps.	1,769
Security deposits		970		1,028

Total	Ps.	2,232	Ps.	2,797

25.4 Provisions recorded in the consolidated statement of financial position

The Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the contingencies recorded as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
Indirect taxes	Ps.	5,421	Ps.	6,836
Labor		2,601		2,723
Legal		1,906		3,296

Total	Ps.	9,928	Ps.	12,855

25.5 Changes in the balance of provisions recorded

25.5.1 Indirect taxes

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at beginning of the period	Ps.	6,836	Ps.	11,065	Ps.	1,725
Penalties and other charges		123		362		173
New contingencies (see Note 19)		178		91		768
Contingencies added in business combination (1)		104		861		7,840
Cancellation and expiration		106		(796)		(106)
Payments		(112)		(947)		(6)
Brazil amnesty adoption		—		(3,321)		—
Effects of changes in foreign exchange rates		(951)		(479)		671
Effects due to derecognition of Philippines		(863)		—		—

Balance at end of the period	Ps.	5,421	Ps.	6,836	Ps.	11,065

(1)

During 2016, Coca-Cola FEMSA recognized an amount of Ps. 7,840 corresponding to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relate to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, Coca-Cola FEMSA took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 which has been offset against the corresponding indemnifiable assets.

25.5.2 Labor

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at beginning of the period	Ps.	2,723	Ps.	2,578	Ps.	1,372
Penalties and other charges		310		56		203
New contingencies		330		283		397
Contingencies added in business combination		289		—		500
Cancellation and expiration		(133)		(32)		(186)
Payments		(193)		(92)		(336)
Effects of changes in foreign exchange rates		(725)		(69)		628
Venezuela deconsolidation effect		—		(1)		—

Balance at end of the period	Ps.	2,601	Ps.	2,723	Ps.	2,578

25.5.3 Legal

	December 31, 2018		December 31, 2017		December 31, 2016
Balance at beginning of the period	Ps.	3,296	Ps.	2,785	Ps.	318
Penalties and other charges		86		121		34
New contingencies		72		186		196
Contingencies added in business combination		67		783		2,231
Cancellation and expiration		(146)		(16)		(46)
Payments		(251)		(417)		(81)
Brazil amnesty adoption		—		7		—
Effects of changes in foreign exchange rates		(335)		(151)		133
Venezuela deconsolidation effect		—		(2)		—
Effects due to derecognition of Philippines		(883)		—		—

Balance at end of the period	Ps.	1,906	Ps.	3,296	Ps.	2,785

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.

25.6 Unsettled lawsuits

The Company has entered into several proceedings with its labor unions, tax authorities and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. The aggregate amount being claimed against the Company resulting from such proceedings as of December 31, 2018 is Ps. 57,446. Such contingencies were classified by legal counsel as less than probable but more than remote of being settled against the Company. However, the Company believes that the ultimate resolution of such several proceedings will not have a material effect on its consolidated financial position or result of operations.

Included in this amount Coca-Cola FEMSA has tax contingencies, most of which are related to its Brazilian operations, amounting to approximately Ps. 51,104, with loss expectations assessed by management and supported by the analysis of legal counsel consider as possible. Among these possible contingencies, are Ps. 12,346 in various tax disputes related primarily to credits for ICMS (“VAT”) and Ps. 33,217 related to tax credits of “IPI” over raw materials acquired from Free Trade Zone Manaus. Possible claims also include Ps. 4,787 related to compensation of federal taxes not approved by the IRS (Tax authorities) and Ps. 664 related to the requirement by the Tax Authorities of State of São Paulo for ICMS (“VAT”), interest and penalty due to the alleged underpayment of tax arrears for the period 1994-1996. Coca-Cola FEMSA is defending its position in these matters and final decision is pending in court. In addition, the Company has Ps. 4,113 in unsettled indirect tax contingencies regarding indemnification accorded with Heineken Group over FEMSA Cerveza. These matters are related to different Brazilian federal taxes which are pending final decision.

In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where this subsidiary operates. The Company does not expect any material liability to arise from these contingencies.

25.7 Collateralized contingencies

As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 7,739, Ps. 9,433 and Ps. 8,093 as of December 31, 2018, 2017 and 2016, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies (see Note 13).

25.8 Commitments

As of December 31, 2018, the Company has contractual commitments for finance leases for computer equipment and operating leases for the rental of production machinery and equipment, distribution and computer equipment, and land for FEMSA Comercio – Proximity, FEMSA Comercio – Fuel and FEMSA Comercio – Health Division.

The contractual maturities of the operating lease commitments by currency, expressed in Mexican pesos as of December 31, 2018, are as follows:

	Mexican Pesos		U.S. Dollars		Others
Not later than 1 year	Ps.	7,467	Ps.	565	Ps.	2,085
Later than 1 year and not later than 5 years		30,691		1,485		6,196
Later than 5 years		30,884		200		2,361

Total	Ps.	69,042	Ps.	2,250	Ps.	10,642

Rental expense charged to consolidated net income was Ps. 10,621, Ps. 9,468 and Ps. 8,202 for the years ended December 31, 2018, 2017 and 2016, respectively.

Future minimum lease payments under finance leases with the present value of the net minimum lease payments are as follows:

	2018 Minimum Payments		Present Value of Payments		2017 Minimum Payments		Present Value of Payments
Not later than 1 year	Ps.	38	Ps.	33	Ps.	41	Ps.	34
Later than 1 year and not later than 5 years		62		59		91		82
Later than 5 years		—		—		—		—

Total minimum lease payments		100		92		132		116
Less amount representing finance charges		8		—		16		—
Present value of minimum lease payments		92		92		116		116